Current account with online investors and borrowers	12 Months Ended
Dec. 31, 2021
Current account with online investors and borrowers.
Current account with online investors and borrowers

10.  Current account with online investors and borrowers

	As of December 31,
	2020	2021
	RMB	RMB	US$
Investor deposits	54,893	38,166	5,989
Undrawn borrower funds and deposits	199,282	100,517	15,773
Total	254,175	138,683	21,762